Document And Entity Information	6 Months Ended
	Mar. 31, 2011	May 13, 2011
Entity Registrant Name	NEXT FUEL, INC.
Entity Central Index Key	0001422949
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,147,500
Document Type	S-1
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Condensed Balance Sheets (USD $)	May 13, 2011	Sep. 30, 2010
Current Assets
Cash	$ 585	$ 0
Total Current Assets	585	0
Property and Equipment, net	1,884	2,373
Total Assets	2,469	2,373
Current Liabilities
Accounts Payable	71,260	10,790
Loan Payable	285,750	285,750
Total Liabilities	357,010	296,540
Commitments and Contingencies	0	0
Stockholders' Deficiency
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 7,087,500 and 7,037,500 issued and outstanding, respectively	1,064	703
Additional paid-in capital	18,409,595	261,571
Less: Treasury stock; 2,500,000 and 2,500,000, respectively	(93,000)	(93,000)
Deficit accumulated during the development stage	(18,572,200)	(463,441)
Stock subscription receivable	(100,000)	0
Total Stockholders' Deficiency	(354,541)	(294,167)
Total Liabilities and Stockholders' Deficiency	$ 2,469	$ 2,373

Condensed Balance Sheets (Parantheticals) (USD $)	May 13, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Outstanding	0	0
Common stock issued for services to founder, Per Shares	$ 0.0001	$ 0.0001
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Shares issued	10,647,500	7,037,500
Common stock, Shares Outstanding	10,647,500	7,037,500
Treasury stock	2,500,000	2,500,000

Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		44 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011
Operating Expenses
Professional fees	$ 379,232	$ 6,354	$ 387,933	$ 11,979	$ 757,197
Research and development costs	17,649,999	0	17,649,999	0	17,649,999
General and administrative	5,389	3,316	8,003	5,548	60,549
Total Operating Expenses	18,034,620	9,670	18,045,935	17,527	18,467,745
Loss from Operations	(18,034,620)	(9,670)	(18,045,935)	(17,527)	(18,467,745)
Interest Expense	(56,412)	(6,341)	(62,824)	(12,824)	(104,455)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(18,091,032)	(16,011)	(18,108,759)	(30,351)	(18,572,200)
Provision for Income Taxes	0	0	0	0	0
NET LOSS	$ (18,091,032)	$ (16,011)	$ (18,108,759)	$ (30,351)	$ (18,572,200)
Net Loss Per Share - Basic and Diluted	$ (2.51)	$ 0	$ (2.54)	$ 0
Weighted average number of shares outstanding during the year - Basic and Diluted	7,206,167	6,835,833	7,142,914	6,804,808

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Subscription Receivable [Member]
Balance at Sep. 30, 2008	$ (106,715)	$ 0	$ 644	$ 149,606	$ (40,000)	$ (216,965)	$ 0
Common stock issued for cash ( $0.10/ per share)	27,500	0	27	27,473	0	0	0
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	275,000	0	0	0	0
Purchase of treasury stock	(53,000)	0	0	0	(53,000)	0	0
In-kind contribution of interest	16,118	0	0	16,118	0	0	0
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(181,654)	0	0	0	0	(181,654)	0
Balance at Sep. 30, 2009	(292,551)	0	671	198,397	(93,000)	(398,619)	0
Balance, (Shares) at Sep. 30, 2009	0	0	6,712,500	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	32,500	0	32	32,468	0	0	0
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	325,000	0	0	0	0
In-kind contribution of interest	25,506	0	0	25,506	0	0	0
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(64,822)	0	0	0	0	(64,822)	0
Balance at Sep. 30, 2010	(294,167)	0	703	261,571	(93,000)	(463,441)	0
Balance, (Shares) at Sep. 30, 2010	0	0	7,037,500	0	0	0	0
Balance at Aug. 13, 2007	0	0	0	0	0	0	0
Common stock issued for services to founder ( $0.0001)	500	0	500	0	0	0	0
Common stock issued for services to founder ( $0.0001) , Shares	0	0	5,000,000	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	39,000	0	124	123,876	0	0	(85,000)
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	1,240,000	0	0	0	0
In kind contribution of cash	100	0	0	100	0	0	0
In-kind contribution of services	700	0	0	700	0	0	0
NET LOSS	(12,300)	0	0	0	0	(12,300)	0
Balance at Sep. 30, 2007	28,000	0	624	124,676	0	(12,300)	(85,000)
Balance, (Shares) at Sep. 30, 2007	0	0	6,240,000	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	19,750	0	20	19,730	0	0	0
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	197,500	0	0	0	0
Purchase of treasury stock	(40,000)	0	0	0	(40,000)	0	0
Cash received for subscription receivable	85,000	0	0	0	0	0	85,000
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(204,665)	0	0	0	0	(204,665)	0
Balance at Sep. 30, 2008	(106,715)	0	644	149,606	(40,000)	(216,965)	0
Balance, (Shares) at Sep. 30, 2008	0	0	6,437,500	0	0	0	0
Balance at Sep. 30, 2010	(294,167)	0	703	261,571	(93,000)	(463,441)	0
Common stock issued for cash ( $0.10/ per share)	5,000	0	5	4,995	0	0	0
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	50,000	0	0	0	0
Common stock issued for cash ( $2/ per share) less stock offering costs	(4,038)	0	5	95,957	0	0	(100,000)
Common stock issued for cash ( $2/ per share) less stock offering costs (Shares)	0	0	50,000	0	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock	50,000	0	50	49,950	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)	0	0	500,000	0	0	0	0
Beneficial conversion of related party convertible note payable	50,000	0	0	50,000	0	0	0
Issuance of 3,010,000 shares in exchange for intellectual property	13,394,500	0	301	13,394,199	0	0	0
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)	0	0	3,010,000	0	0	0	0
Issuance of 1,000,000 warrants in exchange for intellectual property	4,250,499	0	0	4,250,499	0	0	0
Value of service provided for the acquisition of intellectual property	287,000	0	0	287,000	0	0	0
In-kind contribution of interest	12,824	0	0	12,824	0	0	0
In-kind contribution of services	(289,600)	0	0	2,600	0	0	0
NET LOSS	(18,108,759)	0	0	0	0	(18,108,759)	0
Balance at Mar. 31, 2011	$ (354,541)	$ 0	$ 1,064	$ 18,409,595	$ (93,000)	$ (18,572,200)	$ (100,000)
Balance, (Shares) at Mar. 31, 2011	0	0	10,647,500	0	0	0	0

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (Parenthenticals) (USD $) In Thousands, except Share data	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2007	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2009	Sep. 30, 2008
Statement of Stockholders' Equity [Abstract]
Common stock issued for cash, Per Share	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Common stock issued for services to founder, Per Shares	0.0001
Conversion Of Convertible Note To Shares Of Stock		$ 50,000
Common stock shares issued for conversion of convertible note		500,000
Common stock shares issued in exchange for intellectual property		3,010,000
Common stock issued for cash less stock offering cost, per share		2
Warrants issued in exchnage for intellectual property		1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		0
Stock Issued During Period, Shares, Purchase of Assets		0

Condensed Statements of Cash Flows (USD $)	6 Months Ended		44 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011
Cash Flows Used In Operating Activities:
Net Loss	$ (18,108,759)	$ (30,351)	$ (18,572,200)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	0	0	500
Common stock issued for intellectual property	17,644,999	0	17,644,999
Beneficial conversion feature in stock conversion	50,000	0	50,000
In-kind contribution of services	289,600	2,600	305,900
In-kind contribution of interest	12,824	12,824	54,448
Depreciation expense	489	471	3,024
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses	60,470	1,319	71,260
Net Cash Used In Operating Activities	(50,377)	(13,137)	(442,069)
Cash Flows From Investing Activities:
Purchase of Fixed Assets	0	0	(4,908)
Net Cash Used In Investing Activities	0	0	(4,908)
Cash Flows From Financing Activities:
Proceeds from loan payable	0	0	325,750
Proceeds from convertible note payable	50,000		50,000
Repayments of loan payable	0	0	(40,000)
Purchase of treasury stock	0	0	(93,000)
Proceeds from issuance of common stock	962	15,000	204,812
Net Cash Provided by Financing Activities	50,962	15,000	447,562
Net Increase in Cash	585	1,863	585
Cash at Beginning of Year/Period	0	79	0
Cash at End of Year/Period	585	1,942	585
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0
Cash paid for taxes	0	0	127
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in exchange for subscription receivable	$ 100,000	$ 0	$ 100,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION	6 Months Ended
Mar. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure and Significant Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

(A) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information.  Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

Clinical Trials of the Americas, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Clinical Trials of the Americas, Inc. is a service-based firm that will provide clinical trial investigator services to pharmaceutical companies throughout the Americas.

On May 29, 2009, in connection with the letter of intent with Next Fuel, Inc., the Company filed a Certificate of Amendment to the Articles of Incorporation changing the Company’s name to Next Fuel, Inc. (see Note 9).

Activities during the development stage include initiating pilot test work,  finalizing the business plan and raising capital.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.
(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At March 31, 2011 and September 30, 2010, respectively, the Company had no cash equivalents.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share.”

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive, they are excluded from the calculation of diluted income per share.  For the three and six months ended March 31, 2011 and 2010, 1,000,000, 1,000,000, 0 and 0,  shares, respectively,were issuable upon the exercise of warrants and were not included in the computation of income per share because their inclusion is anti-dilutive.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment.

(F) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(G) Business Segments

The Company operates in one segment and therefore segment information is not presented.
(H) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

(I) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for accounts payable and loan payable approximate fair value based on the short-term maturity of these instruments.

(J) Research and Development

Under ASC No 350, goodwill and any other intangible assets deemed to have indefinite lives are not subject to amortization; however, goodwill is subject to impairment reviews, which must be performed at least  annually, or more frequently if events or circumstances indicate that goodwill or other indefinite lived intangibles might be impaired. The company charges costs related to research and development to expense as incurred.

PROPERTY AND EQUIPMENT	6 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2     PROPERTY AND EQUIPMENT

At March 31, 2011 and September 30, 2010 property and equipment is as follows:

	March 31, 2011	September 30, 2010

Computer Equipment	$4,908	$4,908
Less accumulated depreciation	(3,024)	(2,535)

	$1,884	$2,373

Depreciation expense for the six months ended March 31, 2011 and 2010 and the period from August 14, 2007 to March 31, 2011 was  $489,  $471 and  $3,024 respectively.

STOCKHOLDERS' EQUITY/DEFICIENCY	6 Months Ended
Mar. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3     STOCKHOLDERS’EQUITY/DEFICIENCY

(A)   Common Stock Issued for Cash

On October 14, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).
On August 10, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for  $7,500 ( $0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for  $10,000 ( $0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for  $27,500 ( $0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for  $19,750 ( $0.10/share).

During October 2007, the Company collected  $85,000 ( $0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for  $39,000 ( $0.10/share).

(B) In-Kind Contribution

For the six months ended March 31, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of  $287,000 (See Note 7).

For the six months ended March 31, 2011, a stockholder of the Company contributed services having a fair value of  $2,600 (See Note 7).

For the year ended September 30, 2010, a stockholder of the Company contributed services having a fair value of  $5,200 (See Note 7).

For the six months ended March 31, 2011, the Company recorded contributed interest expense having a fair value of  $12,824 (See Note 4).

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of  $25,506 (See Note 4).

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of  $16,118 (See Note 4).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of  $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of  $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On March 28, 2011, the Company issued 3,010,000 shares of Company’s common stock, having a fair value of  $13,394,500 on the grant date and 1,000,000 warrants having a fair value of  $4,250,499(See Note 3(F)) in exchange for intellectual property.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of  $500 ( $0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for  $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for  $40,000.

(E) Subscription Receivable

On March 28, 2011, the Company entered into a stock subscription agreement for the sale of up to 1,000,000 shares of common stock in two installments.  The Company sold, in the first installment, an aggregate of 50,000 shares of common stock in exchange for a subscription receivable totaling  $100,000 ( $2/share), less  $4,038 in stock offering costs. During the month of April 2010, the Company collected  $100,000. (See Note 10)

(F)  Stock Warrants Issued for Intellectual Property

The following tables summarize all warrant grants for the three months ended March 31, 2011 and 2010, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at March 31, 2011	1,000,000
Warrants Exercisable at March 31, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

 The following table summarizes information about stock warrants for the Company as of March 31, 2011 and 2010:

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.92	$0.20	1,000,000	$0.20

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of  $0.20 per share. The options vest immediately.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	29.1%
Risk free interest rate:	0.25%
Expected dividends:	0%

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

(G)  Conversion of Note Payable

During the six months ended March 31, 2011, a related party stockholder converted a  $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a  $50,000 beneficial conversion upon the issuance of the note payable (See Note 5).

LOAN PAYABLE	6 Months Ended
Mar. 31, 2011
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt [Text Block]
NOTE 4      LOAN PAYABLE

Through September 30, 2009, the Company received  $325,750 of advances to fund operations of which  $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 9).  The remaining loan balance at March 31, 2011 is  $285,750. Through  March 31, 2011, the Company recorded  $54,448 as an in kind contribution of interest.  The advances are unsecured, non interest bearing and due on demand (See Note 3(B)).

CONVERTIBLE LOAN PAYABLE RELATED PARTY	6 Months Ended
Mar. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Loan Payable Related Party [Text Block]
NOTE 5      CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received  $50,000 for an unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of  $0.10 per share.  At March 28 2011, the stockholder converted  $50,000 of convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of  $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G), 6 and 7).

COMMITMENTS	6 Months Ended
Mar. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6      COMMITMENTS

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay  $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement.   This agreement has been terminated effective October 1, 2008. Effective February 1, 2011,the Company re-entered the consulting agreement.  The Company is required to pay  $4,500 a month.  The agreement will remain ineffect unless either party desires to cancel the agreement.

RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7      RELATED PARTY TRANSACTIONS

For the six months ended March 31, 2011, a stockholder of the Company contributed services having a fair value of  $2,600 (See Note 3(B)).

For the six months ended March 31, 2011 a principal stockholder of the Company contributed services on behalf of the Company in the acquisition of the intellectual property with a fair value of  $287,000 (See Note 3(B)).

On February 22, 2011, the Company received  $50,000 for an unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of  $0.10 per share.  At March 28 2011 the stockholder converted  $50,000 of convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of  $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) 5, and 6).

For the year ended September 30, 2010 a stockholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).

For the year ended September 30, 2009 a stockholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).

For the year ended September 30, 2008 the stockholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).
For the period from August 14, 2007 (Inception) throughSeptember 30, 2007, the Company received  $100 from a principal stockholder. Proceeds have been recorded as an in-kind contribution (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007 the shareholder of the Company contributed services having a fair value of  $700 (See Note 3(B)).

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of  $500 ( $0.0001/share) in exchange for services provided (See Note 3(C)).

GOING CONCERN	6 Months Ended
Mar. 31, 2011
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
NOTE 8      GOING CONCERN

As reflected in the accompanying unaudited condensed financial statements, the Company is in the development stage with no operations and has a net loss since inception of  $18,572,200 and negative cash flows from operations of  $442,069 from inception. In addition there is a working capital deficiency of  $356,425 and stockholders’ deficiency of  $354,541 as of March 31, 2011. This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

BINDING LETTER OF INTENT	6 Months Ended
Mar. 31, 2011
Binding Letter Of Intent [Abstract]
Binding Letter Of Intent Disclosure [Text Block]
NOTE 9     BINDING LETTER OF INTENT

On April 6, 2009 the Company entered into a binding letter of intent with Next Fuel, Inc.  Pursuant to the letter of intent, the Company will issue to Next Fuel approximately 75% of the Company’s outstanding shares for total consideration of  $300,000.  The agreement was terminated on February 22, 2011 without consummating the acquisition (See Note 4).

SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10   SUBSEQUENT EVENTS

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of  $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 6, 2011, the Company issued 25,000 shares of common stock for  $50,000 ( $2/share).

On April 15, 2011, the Company issued 25,000 shares of common stock for  $50,000 ( $2/share).

On May 13, 2011, the Company issued 950,000 shares of common stock for a purchase price of  $2 per share as the second installment of the subscription agreement (See Note 3).